As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

The Merger Fund VL
Schedule of Investments
March 31, 2010
(Unaudited)

	Shares		Value
	COMMON STOCKS - 81.34%
		ACQUISITION CORPORATIONS - 2.31%
	11,800	Liberty Acquisition Holdings Corp. (a)	$116,702
	10,999	Phoenix Group Holdings (a)(f)	112,160
			228,862
		ASSET MANAGEMENT & CUSTODY BANKS - 2.91%
	15,640	KKR Co. (a)(f)	179,860
	4,800	Riskmetrics Group Inc. (a)	108,528
			288,388
		BIOTECHNOLOGY - 3.18%
	200	Facet Biotech Corp. (a)	5,398
	5,200	OSI Pharmaceuticals, Inc. (a)(c)	309,660
			315,058
		BROADCASTING & CABLE TV - 0.05%
	1,100	CC Media Holdings, Inc. (a)	4,840

		CABLE & SATELLITE TV - 1.58%
	8,700	Comcast Corporation Special Class A	156,339
		COMMERCIAL PRINTING - 1.00%
	8,900	Bowne & Co. Inc.	99,324
		COMMODITY CHEMICALS - 1.50%
	36,700	Mitsubishi Rayon Co., Ltd. (f)	149,171
		COMMUNICATIONS EQUIPMENT - 6.78%
	38,600	3Com Corporation (a)(c)	296,834
	11,700	Motorola, Inc. (a)	82,134
	2,400	Polycom Inc. (a)	73,392
	7,700	Tandberg ASA (c)(f)	219,604
			671,964
		DIVERSIFIED CHEMICALS - 0.16%
	1,300	Huntsman Corporation	15,665
		DIVERSIFIED METALS & MINING - 3.19%
	800	BHP Billiton plc - ADR (f)	54,744
	13,400	Corriente Resources Inc (a)(f)	108,187
	351,444	Hillgrove Resources Ltd. (f)	117,713
	150	Rio Tinto plc - ADR (f)	35,510
			316,154
		ELECTRIC UTILITIES - 0.86%
	3,700	Allegheny Energy Inc.	85,100
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.36%
	8,060	Sunpower Corp. Class B (a)	134,924
		FERTILIZERS & AGRICULTURAL CHEMICALS - 8.42%
	2,100	CF Industries Holdings Inc.	191,478
	19,400	Nufarm Limited (f)	166,492
	10,400	Terra Industries Inc. (d)	475,904
			833,874
		HEALTH CARE SUPPLIES - 3.40%
	2,083	Alcon Inc. ADR (d)(f)	336,529
		HIGHWAYS & RAILTRACKS - 1.45%
	31,000	Transurban Group REIT (f)	143,658
		INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.33%
	112,100	Infigen Energy (f)	131,672
		INDUSTRIAL GASES - 1.41%
	2,200	Airgas, Inc.	139,964
		INTEGRATED OIL & GAS - 1.87%
	39,700	JX Holdings Inc. (f)	185,570
		INTEGRATED TELECOMMUNICATION SERVICES - 0.78%
	4,000	Telmex Internacional SAB de CV - ADR (f)	77,120
		INTERNET SOFTWARE & SERVICES - 0.83%
	4,600	Switch & Data Facilities Co., Inc. (a)	82,437
		LIFE & HEALTH INSURANCE - 2.32%
	39,565	AXA Asia Pacific Holdings Ltd. (c)(f)	229,459
		LIFE SCIENCES TOOLS & SERVICES - 4.61%
	3,300	Millipore Corp. (a)(d)	348,480
	2,100	Varian, Inc. (a)	108,738
			457,218
		MOVIES & ENTERTAINMENT - 0.49%
	3,400	News Corporation Class A	48,994
		OIL & GAS EQUIPMENT & SERVICES - 7.79%
	7,450	BJ Services Company	159,430
	14,300	Smith International Inc. (b)	612,326
			771,756
		OIL & GAS EXPLORATION & PRODUCTION - 11.99%
	62,100	Arrow Energy Ltd. (a)(d)(f)	286,640
	19,100	XTO Energy Inc. (b)	901,138
			1,187,778
		PRECIOUS METALS & MINERALS - 0.05%
	29,000	Camino Minerals Corp. (a)(f)	4,569
		PROPERTY-CASUALTY INSURANCE - 2.01%
	5,200	Zenith National Insurance Corp. (c)	199,264
		PUBLISHING - 0.94%
	2,900	Interactive Data Corp. (c)	92,800

		RETAIL REITS - 1.02%
	6,300	General Growth Properties Inc.	101,367
		SOFT DRINKS - 1.03%
	600	Coca-Cola Enterprises Inc.	16,596
	1,800	Fomento Economico Mexicano SAB de CV - ADR (f)	85,554
			102,150
		SPECIALIZED CONSUMER SERVICES - 3.52%
	8,200	Brink's Home Security Holdings Inc. (a)(d)	348,910
		SYSTEMS SOFTWARE - 0.86%
	14,300	Novell, Inc. (a)	85,657
		WIRELESS TELECOMMUNICATIO SERVICES - 0.34%
	123,000	Hutchison Telecommunications Intl. Ltd. (a)(b)(f)	33,743
		TOTAL COMMON STOCKS (Cost $7,904,281)	8,060,278

	EXCHANGE TRADED FUNDS - 0.63%
	2,710	Market Vectors Global Alternative Energy ETF	62,194
		TOTAL EXCHANGE TRADED FUNDS (Cost $61,601)	62,194

	Principal
	Amount
	CONVERTIBLE BONDS - 2.42%
		General Growth Properties LP
	$95,000	3.980%, 04/15/2027	98,800
		Millipore Corp.
	112,000	3.750%, 06/01/2026	140,700
		TOTAL CONVERTIBLE BONDS (Cost $238,385)	239,500

	CORPORATE BONDS - 1.50%
		Duane Reade Incorporated
	117,000	11.750%, 08/01/2015	148,736
		TOTAL CORPORATE BONDS (Cost $147,649)	148,736

	Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 0.62%
		The Blackstone Group, LP
	51	Expiration: June, 2010, Exercise Price: $15.00	7,803
		Global Alternative Energy ETF
	61	Expiration: April, 2010, Exercise Price: $30.00	43,005
		iShares MSCI Mexico Investable Market Index Fund
	6	Expiration: June, 2010, Exercise Price: $55.00	1,860
		Materials Select Sector SPDR Trust
	36	Expiration: June, 2010, Exercise Price: $35.00	7,578
		SPDR S&P 500 ETF Trust
	7	Expiration: April, 2010, Exercise Price: $119.00	1,659
		TOTAL PURCHASED PUT OPTIONS (Cost $49,239)	61,905

	Principal
	Amount
	ESCROW NOTES - 0.08%
	$18,300	Price Communication Liquidating Trust (a)(e)	7,869
		TOTAL ESCROW NOTESS (Cost $7,869)	7,869

	Shares
	SHORT TERM INVESTMENTS - 13.72%
		MONEY MARKETS - 13.72%
	500,000	First American Government Obligations Fund, 0.010% (b)	500,000
	500,000	First American Prime Obligations Fund, 0.040% (b)	500,000
	359,817	First American Treasury Obligations Fund, 0.010% (b)	359,817
		TOTAL SHORT TERM INVESTMENTS (Cost $1,359,817)	1,359,817
		Total Investments (Cost $9,768,841) - 100.31%	$9,940,299

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(e)	Fair-valued security.
(f)	Foreign security.
(g)	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$ 9,827,852
	Gross unrealized appreciation	242,136
	Gross unrealized depreciation	(129,689)
	Net unrealized depreciation	$ 112,447

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer
	to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(i)	Summary of Fair Value Exposure at March 31, 2010

Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price.
Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein), reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the
Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At
March 31, 2010, fair-valued long securities represented 0.08% of investments, at value. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2010. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009.

	Level 1	Level 2	Level 3	Total

Common Stock	$ 8,060,278	$ -	$ -	$ 8,060,278

Exchange Traded Funds	62,194	-	-	62,194

Convertible Bonds	-	239,500	-	239,500

Corporate Bonds	-	148,736	-	148,736

Purchased Put Options	61,905	-	-	61,905

Escrow Notes	-	-	7,869	7,869

Short-Term Investments	1,359,817	-	-	1,359,817

Total Investments in Securities	$ 9,544,194	$ 239,500	$ 7,869	$ 9,940,299

Securities Sold Short	$ 2,912,846	$ -	$ -	$ 2,912,846

Options Written	82,685	-	-	82,685

Forward Currency Exchange Contracts *	-	(23,560)	-	(23,560)

*Forward currency exchange contracts are valued at the unrealized appreciation (depreciation)
on the instruments.

There were no transfers into or out of Level 1 or Level 2 during the period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$ 7,869
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		-
Net purchases (sales)		-
Transfers in and/or out of Level 3		-
Balance as of March 31, 2010		$ 7,869

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2010
(Unaudited)

	Shares		Value
	358	América Móvil SAB de CV - ADR (a)	$18,022
	2,999	Baker Hughes Incorporated	140,473
	1	Berkshire Hathaway, Inc. Class B	81
	800	BHP Billiton Ltd. - ADR (a)	64,256
	2,421	The Blackstone Group, LP	33,894
	250	CF Industries Holdings Inc.	22,795
	8,700	Comcast Corporation Class A	163,734
	216	Equinix Inc.	21,025
	13,490	Exxon Mobil Corp.	903,560
	39,611	JX Holdings Inc. (a)	185,156
	864	MSCI Inc.	31,190
	1,399	National Australia Bank Ltd. (a)	35,330
	3,400	News Corporation Class B	57,834
	5,830	Novartis AG - ADR (a)	315,403
	600	Rio Tinto Ltd. (a)	43,499
	9,950	Schlumberger NV (a)	631,427
	8,060	SunPower Corp. Class A	152,334
	2,427	Tyco International Ltd. (a)	92,833
		TOTAL SECURITIES SOLD SHORT (Proceeds $2,860,292)	$2,912,846

ADR	American Depository Receipt
(a)	Foreign security.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2010
(Unaudited)

	Contracts (100 shares per contract)		Value
	CALL OPTIONS
		Airgas Inc.
	1	Expiration: April, 2010, Exercise Price: $60.00	$385
	19	Expiration: April, 2010, Exercise Price: $65.00	570
		Allegheny Energy Inc.
	37	Expiration: July, 2010, Exercise Price: $22.50	3885
		CF Industries Holdings Inc.
	17	Expiration: April, 2010, Exercise Price: $90.00	4794
	5	Expiration: May, 2010, Exercise Price: $90.00	2850
		Coca-Cola Enterprises Inc.
	6	Expiration: April, 2010, Exercise Price: $25.00	1650
		Fomento Economico Mexicano SAB de CV - ADR
	3	Expiration: April, 2010, Exercise Price: $40.00	2259
	9	Expiration: April, 2010, Exercise Price: $45.00	2475
		General Growth Properties Inc.
	63	Expiration: April, 2010, Exercise Price: $15.00	10080
		Huntsman Corporation
	12	Expiration: April, 2010, Exercise Price: $13.00	118
		Millipore Corp.
	4	Expiration: April, 2010, Exercise Price: $90.00	6260
		Motorola, Inc.
	117	Expiration: April, 2010, Exercise Price: $6.00	11934
		OSI Pharmaceuticals, Inc.
	51	Expiration: April, 2010, Exercise Price: $55.00	23715
	1	Expiration: July, 2010, Exercise Price: $60.00	285
		Polycom Inc.
	8	Expiration: April, 2010, Exercise Price: $27.50	2720
	16	Expiration: April, 2010, Exercise Price: $30.00	2320
		Telmex Internacional SAB de CV - ADR
	14	Expiration: June, 2010, Exercise Price: $17.50	2625
		Terra Industries Inc.
	40	Expiration: April, 2010, Exercise Price: $45.00	3500
			82,425

	PUT OPTIONS
		Telmex Internacional SAB de CV - ADR
	13	Expiration: June, 2010, Exercise Price: $17.50	260
		Total Options Written (Premiums received $82,846)	$82,685

ADR	American Depository Receipt

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Frederick W. Green
                                                  Frederick W. Green, President

Date      5/20/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick W. Green
                                                   Frederick W. Green, President

Date  5/20/2010

By (Signature and Title)*  /s/ Bonnie L. Smith
                                                    Bonnie L. Smith, Treasurer

Date   5/21/2010

* Print the name and title of each signing officer under his or her signature.